Long-term debt	12 Months Ended
Mar. 31, 2022
Long-term debt
16. Long-term debt
Long-term debt as of March 31, 2021 and March 31, 2022
was
comprised of the following:

	As of March 31,
	2021		2022		2022

	(In millions)

Subordinated debt	Rs.	211,270.0	Rs.	259,452.5	US$	3,419.7
Others*		964,014.9		1,295,854.3		17,079.9
Less: Debt issuance cost		(526.7)		(973.4)		(12.8)

Total	Rs.	1,174,758.2	Rs.	1,554,333.4	US$	20,486.8

*
Includes securities sold under repurchase agreements amounting to Rs. 90,200.0 million with a stated interest rate of 4.0% per annum and Rs. 90,200

m
illion
(US$ 1,188.9 million) with stated interest rate of 4.0% per annum for the year
s
ended March 31, 2021 and March 31, 2022, respectively,

under RBI long-term repo operation with a three- year maturity period.

The below table presents the balance of long-term debt as of March 31, 2021 and March 31, 2022 and the related contractual rates and maturity dates:

	As of
	March 31, 2021				March 31, 2022
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total

	(In millions)

Subordinated debt
Subordinated debt (other than perpetual debt)	2022-2031	7.35% to 10.20%	Rs.	126,240.0	2023-2031	7.35% to 10.20%	Rs.	89,759.4	US$	1,183.1
Perpetual debt—(1)	2023-2030	8.84% to 9.70%		84,976.1	2023-2030	7.55% to 9.70%		93,848.2		1,237.0
Perpetual debt—(2)	—	—		—	2027	3.70%		75,216.3		991.4
Others*
Variable rate—(1)	2022-2024	0.11% to 1.33%		50,935.8	2023-2024	1.40% to 1.80%		40,045.9		527.8
Variable rate—(2)	2022-2025	5.90% to 7.75%		97,418.0	2023-2027	4.40% to 6.90%		82,243.1		1,083.9
Fixed rate	2022-2032	2.80% to 9.56%		815,188.3	2023-2030	2.80% to 9.21%		1,173,220.5		15,463.6

Total			Rs.	1,174,758.2			Rs.	1,554,333.4	US$	20,486.8

*
Variable
rate—(1) and Perpetual debt—(2) represent
 foreign currency debt. Variable rate debt is typically indexed to LIBOR,
T-bill
rates, Marginal cost of funds based lending rates (“MCLR”), among others.

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2022
	(In millions)

Due in the fiscal year ending March 31:
2023	Rs.	246,509.4	US$	3,249.1
2024		569,939.4		7,512.1
2025		247,262.4		3,259.0
2026		38,998.9		514.0
2027		90,990.6		1,199.3
Thereafter		191,568.2		2,525.0

Total (1)	Rs.	1,385,268.9	US$	18,258.5

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 169,064.5 million (net of debt issuance cost).
During the year ended March 31, 2022 the Bank issued subordinated debt amounting to nil (previous period Rs. 3,565.0 million) and perpetual debt amounting to 84,682.5 million
(previous period nil). During the year ended March 31, 2022
,
the Bank also raised other long-term debt amounting to Rs. 638,226.4 million (previous period Rs. 478,424.2 million).
As of March 31, 2021 and March 31, 2022, other long-term debt includes foreign currency borrowings from other banks aggregating to Rs. 51,188.9 million and Rs. 40,170.0 million, respectively, and functional currency borrowings aggregating to Rs. 912,826.0 million and Rs. 1,255,684.3 million, respectively.